Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

		Compensation Actually Paid to PEO ($)(3)	Average SCT Total for Non-PEO Named Executive Officers ($)(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(3)	Value of Initial Fixed $100 Investment Based on(4):
Year(1)	SCT Total for PEO ($)(2)				Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income ($ in millions)	Adjusted EBITDA ($ in millions)(5)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	8,224,992	10,497,131	2,165,588	2,620,053	349	230	278	453
2024	7,874,971	26,193,985	2,022,776	5,741,640	294	157	213	400
2023	10,821,579	19,073,744	2,647,586	4,326,150	182	127	168	324
2022	11,050,279	13,210,191	2,631,687	3,087,365	116	102	405	318
2021	6,323,603	6,323,603	1,620,284	1,620,284	n/a	n/a	154	310

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Mr. Lynn served as PEO and Mr. Dippold, Mr. Baylouny, Mr. Dorfman and Ms. Wallace served as Non-PEO NEOs since 2021.
Peer Group Issuers, Footnote	Reflects our Cumulative TSR and our Peer Group Cumulative TSR for each measurement period from the date of our public listing (November 29, 2022) through December 31, 2025. Dividends are assumed to be reinvested, and the returns of each company in our PVP Peer Group are weighted to reflect relative stock market capitalization. Results assume that $100 was invested on November 29, 2022 (our first trading day), in each of our common stock and the stocks comprising our PVP Peer Group. Our PVP Peer Group is the same peer group used in the Performance Graph for purposes of Item 201(e)(1)(ii) of Regulation S-K in our 2025 Annual Report, the S&P Aerospace & Defense Select Industry Index.
PEO Total Compensation Amount	$ 8,224,992	$ 7,874,971	$ 10,821,579	$ 11,050,279	$ 6,323,603
PEO Actually Paid Compensation Amount	$ 10,497,131	26,193,985	19,073,744	13,210,191	6,323,603
Adjustment To PEO Compensation, Footnote
Reconciliations of SCT Total compensation to CAP for our PEO and average SCT Total compensation to Average CAP for our non-PEO NEOs is shown below:
Adjustments to Determine CAP for PEO

Covered Fiscal Year	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

SCT Total for PEO	8,224,992	7,874,971	10,821,579	11,050,279	6,323,603
Pension Adjustments(1)
Subtract “Change in Actuarial Present Value” reported in the SCT for the covered fiscal year	—	—	—	—	—
Add pension value attributable to covered fiscal year’s “service cost”	—	—	—	—	—
Add pension value attributable to the entire “prior service cost” of benefits granted (or credit for benefits reduced) in a plan amendment made in the covered fiscal year attributable to prior service periods	—	—	—	—	—
Equity Adjustments(2)
Subtract fair value (as of grant date) reported in the “Stock Awards” and “Option Awards” columns in the SCT for the covered fiscal year	4,846,532	4,395,296	4,410,599	5,881,021	—
Add fair value (as of end of year) of equity awards granted during the covered fiscal year that remain unvested as of year end	4,450,818	6,928,831	6,105,185	8,040,933	—
Add fair value (as of vesting date) of equity awards granted during the covered fiscal year that vest during the covered year	—	—	—	—	—
Add the change in fair value from the prior year-end to the covered fiscal year-end for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year	2,312,241	9,783,015	6,583,569	—	—
Add the change in fair value from the prior year-end to vesting date for equity awards granted in prior fiscal years that vested during covered fiscal year	355,612	6,002,464	(25,990)	—	—
Subtract fair value (as of end of prior year) for equity awards granted in prior fiscal years that were forfeited during covered fiscal year	—	—	—	—	—
Add incremental fair value (as of modification date) of equity awards modified during covered fiscal year	—	—	—	—	—
Add dividends or other earnings paid on equity awards during covered fiscal year prior to vesting date of award that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—	—
Total Adjustments	2,272,139	18,319,014	8,252,165	2,159,912	—
CAP Total for PEO	10,497,131	26,193,985	19,073,744	13,210,191	6,323,603
	For all years, there was no pension value attributable to “service cost” or “prior service cost,” so no adjustments are reflected for these values required to be added as part of the CAP pension adjustments.2.The fair value or incremental fair value of all incentive equity awards is determined in accordance with ASC 718, “Compensation – Stock Compensation,” generally using the same methodology and assumptions the Company uses for financial reporting purposes when determining the grant date fair value of our equity awards reflected in the Summary Compensation Table; provided, in order to properly value equity awards for the PVP disclosure, we adjusted the stock price to reflect the closing stock price as of the relevant measurement date. For awards outstanding on the last day of 2022, 2023, 2024, and 2025 the closing stock price used was $12.78, $20.04, $32.31, and $34.09, respectively. For the 2022 RSUs, 2023 RSUs and 2024 RSUs that vested in 2025, the closing stock price on each vesting date was $33.13 on March 17, 2025 and $32.87 on April 1, 2025, respectively. In valuing the portion of the 2023, 2024 and 2025 PRSUs subject to market-based vesting conditions, the assumptions in the Monte Carlo model we use for determining grant date fair value were adjusted to reflect changes in each of the following as of the relevant measurement date: stock price volatility, time remaining in the performance period, actual relative TSR and stock price performance, and risk free interest rates. In valuing the portion of our outstanding 2023, 2024 and 2025 PRSUs subject to Company performance-based vesting conditions, the value for the covered fiscal year is based upon the probable outcome of the performance conditions as of the last day of the fiscal year.
Non-PEO NEO Average Total Compensation Amount	$ 2,165,588	2,022,776	2,647,586	2,631,687	1,620,284
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,620,053	5,741,640	4,326,150	3,087,365	1,620,284
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliations of SCT Total compensation to CAP for our PEO and average SCT Total compensation to Average CAP for our non-PEO NEOs is shown below:
Adjustments to Determine Average CAP for Non-PEO NEOs as a Group

Covered Fiscal Year	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Average SCT Total for Non-PEO NEOs	2,165,588	2,022,776	2,647,586	2,631,687	1,620,284
Pension Adjustments(1)
Subtract “Change in Actuarial Present Value” reported in the SCT for the covered fiscal year	9,520	—	9,878	—	—
Add pension value attributable to covered fiscal year’s “service cost”	—	—	—	—	—
Add pension value attributable to the entire “prior service cost” of benefits granted (or credit for benefits reduced) in a plan amendment made in the covered fiscal year attributable to prior service periods	—	—	—	—	—
Equity Adjustments(2)
Subtract fair value (as of grant date) reported in the “Stock Awards” and “Option Awards” columns in the SCT for the covered fiscal year	951,028	839,130	891,670	1,207,969	—
Add fair value (as of end of year) of equity awards granted during the covered fiscal year that remain unvested as of year end	873,376	1,322,819	1,234,256	1,663,647	—
Add fair value (as of vesting date) of equity awards granted during the covered fiscal year that vest during the covered year	—	—	—	—	—
Add the change in fair value from the prior year-end to the covered fiscal year-end for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year	470,144	1,977,810	1,351,114	—	—
Add the change in fair value from the prior year-end to vesting date for equity awards granted in prior fiscal years that vested during covered fiscal year	71,493	1,257,365	(5,258)	—	—
Subtract fair value (as of end of prior year) for equity awards granted in prior fiscal years that were forfeited during covered fiscal year	—	—	—	—	—
Add incremental fair value (as of modification date) of equity awards modified during covered fiscal year	—	—	—	—	—
Add dividends or other earnings paid on equity awards during covered fiscal year prior to vesting date of award that are not otherwise included in the total compensation for the covered fiscal year		—	—	—	—
Total Adjustments	454,465	3,718,864	1,678,564	455,678	—
CAP Total for Non-PEO NEOs	2,620,053	5,741,640	4,326,150	3,087,365	1,620,284
	For all years, there was no pension value attributable to “service cost” or “prior service cost,” so no adjustments are reflected for these values required to be added as part of the CAP pension adjustments.2.The fair value or incremental fair value of all incentive equity awards is determined in accordance with ASC 718, “Compensation – Stock Compensation,” generally using the same methodology and assumptions the Company uses for financial reporting purposes when determining the grant date fair value of our equity awards reflected in the Summary Compensation Table; provided, in order to properly value equity awards for the PVP disclosure, we adjusted the stock price to reflect the closing stock price as of the relevant measurement date. For awards outstanding on the last day of 2022, 2023, 2024, and 2025 the closing stock price used was $12.78, $20.04, $32.31, and $34.09, respectively. For the 2022 RSUs, 2023 RSUs and 2024 RSUs that vested in 2025, the closing stock price on each vesting date was $33.13 on March 17, 2025 and $32.87 on April 1, 2025, respectively. In valuing the portion of the 2023, 2024 and 2025 PRSUs subject to market-based vesting conditions, the assumptions in the Monte Carlo model we use for determining grant date fair value were adjusted to reflect changes in each of the following as of the relevant measurement date: stock price volatility, time remaining in the performance period, actual relative TSR and stock price performance, and risk free interest rates. In valuing the portion of our outstanding 2023, 2024 and 2025 PRSUs subject to Company performance-based vesting conditions, the value for the covered fiscal year is based upon the probable outcome of the performance conditions as of the last day of the fiscal year.
Compensation Actually Paid vs. Total Shareholder Return
Relationship between CAP and the Company’s Cumulative TSR
As shown above in the “2025 Pay Versus Performance Table,” the PEO’s and other non-PEO NEOs’ CAP amounts generally align with the Company’s Cumulative TSR. This is due primarily to the Company’s use of equity incentives, which are tied directly to the stock price in addition to the Company’s financial performance.

Compensation Actually Paid vs. Net Income
Relationship between CAP and Company Net Income over FY 2021-2025
The following graphic depicts the relationship of the CAP received by our PEO and other non-PEO NEOs in 2021, 2022, 2023, 2024 and 2025 to the Company’s Net Income.

Compensation Actually Paid vs. Company Selected Measure
Relationship between CAP and Company Adjusted EBITDA over FY 2021-2025
The following graphic depicts the relationship of the CAP received by our PEO and other non-PEO NEOs in 2021, 2022, 2023, 2024 and 2025 to the Company’s Adjusted EBITDA*.
*    This is a non-GAAP financial measure. For more information, see “Appendix A: Non-GAAP Financial Measures” to this proxy statement.

Total Shareholder Return Vs Peer Group	Relationship between the Company’s Cumulative TSR and its Peer Group’s Cumulative TSR
Tabular List, Table

Most Important Performance Measures

Revenue
Adjusted EBITDA
Adjusted Diluted Earnings per Share
Free Cash Flow
Return on Invested Capital
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 349	294	182	116
Peer Group Total Shareholder Return Amount	230	157	127	102
Net Income (Loss)	$ 278,000,000	$ 213,000,000	$ 168,000,000	$ 405,000,000	$ 154,000,000
Company Selected Measure Amount	453,000,000	400,000,000	324,000,000	318,000,000	310,000,000
PEO Name	Mr. Lynn	Mr. Lynn	Mr. Lynn	Mr. Lynn	Mr. Lynn
Additional 402(v) Disclosure
2025 Pay Versus Performance Table
The following table sets forth: (i) the total and average total compensation set forth in the Summary Compensation Table (“SCT”) for the PEO and the other non-PEO NEOs as a group, respectively; (ii) the total and average total CAP (as determined in accordance with Item 402(v)) for the PEO and the other non-PEO NEOs as a group, respectively; (iii) the Company’s cumulative TSR (“Cumulative TSR”) and the cumulative TSR (“Peer Group Cumulative TSR”) of our Item 402(v) peer group (“PVP Peer Group”), as determined in accordance with Item 402(v); and (iv) Net Income and Adjusted EBITDA, for the previous five years.
Reflects the SCT “Total Compensation” for our PEO and the average SCT “Total Compensation” of each of the non-PEO NEOs (determined as set forth below). Represents CAP for our PEO and Average CAP for our non-PEO NEOs as a group, as determined in accordance with Item 402(v) and does not reflect the compensation ultimately earned or realized by our PEO or non-PEO NEOs.
Narrative to the 2025 Pay Versus Performance Table
As noted above, we are required to provide the above tabular and below narrative disclosures in order to comply with Item 402(v).
The following graphs illustrate the relationship between the CAP for our PEO and the Average CAP of our non-PEO NEOs and the performance measures set forth in the above table.
All information provided above under the “Pay Versus Performance Disclosure” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act, or the Exchange Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a non-GAAP financial measure. For more information, see “Appendix A: Non-GAAP Financial Measures” to this proxy statement.
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Diluted Earnings per Share
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name	Return on Invested Capital
Measure:: 6
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,272,139	$ 18,319,014	$ 8,252,165	$ 2,159,912	$ 0
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,846,532)	(4,395,296)	(4,410,599)	(5,881,021)	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,450,818	6,928,831	6,105,185	8,040,933	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,312,241	9,783,015	6,583,569	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	355,612	6,002,464	(25,990)	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change In Fair Value Of Equity Awards Modified In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	454,465	3,718,864	1,678,564	455,678	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,520)	0	(9,878)	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(951,028)	(839,130)	(891,670)	(1,207,969)	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	873,376	1,322,819	1,234,256	1,663,647	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	470,144	1,977,810	1,351,114	0	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	71,493	1,257,365	(5,258)	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
Non-PEO NEO | Change In Fair Value Of Equity Awards Modified In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0